Shareholder Report, Average Annual Return (Details)		12 Months Ended		56 Months Ended	60 Months Ended	120 Months Ended
	Feb. 03, 2020	Sep. 30, 2024	Sep. 30, 2014	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000108404
Average Annual Return [Line Items]
Line Graph and Table Measure Name			JAG Large Cap Growth Fund
Average Annual Return, Percent		37.72%			14.78%	13.33%
C000108406
Average Annual Return [Line Items]
Line Graph and Table Measure Name			JAG Large Cap Growth Fund
C000218687
Average Annual Return [Line Items]
Line Graph and Table Measure Name		JAG Large Cap Growth Fund
Without Sales Load [Member] | C000108404
Average Annual Return [Line Items]
Average Annual Return, Percent		46.09%			16.15%	14.00%
Without Sales Load [Member] | C000108406
Average Annual Return [Line Items]
Average Annual Return, Percent		46.46%			16.43%	14.28%
Without Sales Load [Member] | C000218687
Average Annual Return [Line Items]
Average Annual Return, Percent		46.95%		15.69%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		36.35%			15.98%	13.38%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		36.35%			15.98%	13.38%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		36.35%		14.91%
Russell 1000 Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent		42.19%			19.74%	16.52%
Russell 1000 Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent		42.19%			19.74%	16.52%
Russell 1000 Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent		42.19%		17.88%